UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: October 31, 2006

Item 1. Report to Stockholders

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Annual Report

October 31, 2006

Thrivent Financial
Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with remaining maturity of one year or less.

We kept the Trust’s weighted-average maturity shorter than the peer group during the 12-month period ended Oct. 31, 2006, to produce a yield that matched or exceeded the federal funds target rate throughout the period. We remain cognizant of the need to achieve a flexible yield, and will continue to manage the Trust with the liquidity necessary to thrive under both expected and unexpected interest rate changes in the federal funds target rate.

THRIVENT FINANCIAL SECURITIES LENDING TRUST FUND
AS OF OCTOBER 31, 2006*

7-Day Yield	5.31%

7-Day Effective Yield	5.46%

Average Annual Total Returns**

		Since Inception,
For the Period Ended October 31, 2006	1-Year	9/16/2004

Total Return	4.93%	3.79%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

** Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including ongoing cost, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006, through October 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period*	Expense
	5/1/2006	10/31/2006	5/1/2006 - 10/31/2006	Ratio

Thrivent Financial Securities Lending Trust

Actual	$ 1,000	$ 1,027	$ 0.25	0.05%
Hypothetical**	$ 1,000	$ 1,025	$ 0.25	0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

** Assuming 5% total return before expenses

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Thrivent Financial Securities Lending Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Financial Securities Lending Trust (the "Trust") at October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

December 21, 2006

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

	Thrivent Financial Securities Lending Trust

Principal		Interest	Maturity
Amount	Certificates of Deposit (1.1%)	Rate(+)	Date	Value

$14,400,000	BNP Paribas Chicago	4.790%	12/27/2006	$14,400,000
17,310,000	Dexia Bank NY	4.525	11/17/2006	17,293,742
14,730,000	Royal Bank of Canada NY	4.750	12/4/2006	14,730,000

	Total Certificates of Deposit			$46,423,742

Principal		Interest	Maturity
Amount	Commercial Paper (66.4%)	Rate(+)	Date	Value

Asset-Backed Commercial Paper (1.0%)
$10,000,000	Corporate Asset Finance Company, LLC	5.260%	12/5/2006	$9,950,322
30,000,000	GOVCO, Inc.	5.270	11/13/2006	29,947,300

	Total Asset-Backed Commercial Paper			39,897,622

Banking-Domestic (3.1%)
7,300,000	Bank of America Corporation	5.250	12/14/2006	7,254,223
9,000,000	Bank of America Corporation	5.250	12/18/2006	8,938,312
30,000,000	Barclays Bank plc	5.230	12/28/2006	29,751,575
5,368,000	Barclays US Funding Corporation, LLC	5.260	11/28/2006	5,346,823
5,100,000	Barclays US Funding Corporation, LLC	5.280	11/21/2006	5,085,040
30,000,000	Blue Spice, LLC	5.260	11/27/2006	29,886,033
26,800,000	Cooperatieve Centrale Raiffeisen	5.250	11/22/2006	26,717,925
	Boerenleen Bank
15,000,000	Depfa Bank plc	5.250	12/12/2006	14,910,312

	Total Banking-Domestic			127,890,243

Banking-Foreign (0.9%)
30,000,000	DnB NORBank ASA	5.310	11/1/2006	30,000,000
7,500,000	HBOS Treasury Services plc	5.270	12/8/2006	7,459,531

	Total Banking-Foreign			37,459,531

Basic Industry (1.0%)
40,000,000	Air Products and Chemicals, Inc.	5.250	11/7/2006	39,965,000

Total Basic Industry			39,965,000

Brokerage (0.7%)
30,000,000 Citigroup Funding, Inc.	5.250	12/5/2006	29,851,250

Total Brokerage			29,851,250

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

Principal		Interest	Maturity
Amount	Commercial Paper (66.4%)	Rate(+)	Date	Value

Consumer Cyclical (4.2%)
$3,650,000	American Honda Finance Corporation	5.250%	12/5/2006	$3,631,902
3,650,000	American Honda Finance Corporation	5.250	12/8/2006	3,630,305
10,000,000	Golden Funding Corporation	5.275	11/13/2006	9,982,417
5,000,000	Toyota Financial Services de Puerto Rico, Inc.	5.110	3/30/2007	5,000,000
30,000,000	Toyota Motor Credit Corporation	5.250	12/20/2006	29,785,625
100,000,000	Wal-Mart Funding Corporation	5.260	11/28/2006	99,605,502
22,450,000	Yale University	5.510	12/6/2006	22,329,734

	Total Consumer Cyclical			173,965,485

Consumer Non-Cyclical (3.1%)
13,100,000	Alcon Capital Corporation	5.300	11/1/2006	13,100,000
20,000,000	Louis Dreyfus Corporation	5.260	11/20/2006	19,944,478
15,000,000	Louis Dreyfus Corporation	5.260	11/21/2006	14,956,167
30,000,000	Louis Dreyfus Corporation	5.260	12/6/2006	29,846,583
18,000,000	Louis Dreyfus Corporation	5.260	12/13/2006	17,889,540
29,900,000	Nestle Capital Corporation	5.280	11/1/2006	29,900,000

	Total Consumer Non-Cyclical			125,636,768

Finance (51.2%)
30,000,000	Amsterdam Funding Corporation ±	5.270	11/24/2006	29,898,992
20,000,000	Amsterdam Funding Corporation ±	5.260	12/7/2006	19,894,800
4,750,000	Amsterdam Funding Corporation	5.260	12/14/2006	4,720,157
30,776,000	Ascension Health	5.260	11/16/2006	30,708,549
25,000,000	Aspen Funding Corporation	5.265	11/22/2006	24,923,219
30,000,000	Aspen Funding Corporation	5.260	12/4/2006	29,855,350
30,000,000	Barton Capital Corporation	5.270	11/2/2006	29,995,608
17,220,000	Barton Capital Corporation	5.260	11/3/2006	17,214,968
30,000,000	Barton Capital Corporation	5.270	11/7/2006	29,973,650
30,000,000	Barton Capital Corporation	5.260	11/20/2006	29,916,717
11,976,000	Barton Capital Corporation	5.260	11/21/2006	11,941,003
12,200,000	Bryant Park Funding, LLC	5.270	11/7/2006	12,189,284
39,663,000	Bryant Park Funding, LLC	5.260	11/20/2006	39,552,891
20,000,000	Bryant Park Funding, LLC	5.270	11/22/2006	19,938,517
5,852,000	Bryant Park Funding, LLC	5.260	11/27/2006	5,829,769
7,305,000	Bryant Park Funding, LLC	5.260	12/19/2006	7,253,768

15,477,000	CAFCO, LLC	5.270	11/15/2006	15,445,281
25,000,000	Chariot Funding, LLC	5.260	11/29/2006	24,897,722
30,000,000	Chariot Funding, LLC	5.260	12/8/2006	29,837,817
7,300,000	Citigroup Funding, Inc.	5.250	11/28/2006	7,271,256
30,000,000	Citigroup Funding, Inc.	5.250	12/6/2006	29,846,875
30,000,000	Citigroup Funding, Inc.	5.250	12/7/2006	29,842,500
25,000,000	Corporate Asset Finance Company, LLC	5.260	11/30/2006	24,894,069

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

Principal		Interest	Maturity
Amount	Commercial Paper (66.4%)	Rate(+)	Date	Value

$8,600,000	Corporate Asset Finance Company, LLC	5.250%	12/21/2006	$8,537,292
30,000,000	Corporate Receivables Corporation	5.250	11/28/2006	29,881,875
	Funding, LLC
28,000,000	Corporate Receivables Corporation	5.260	12/5/2006	27,860,902
	Funding, LLC
30,000,000	Falcon Asset Securitization Corporation	5.260	11/27/2006	29,886,033
30,000,000	Falcon Asset Securitization Corporation	5.270	12/4/2006	29,855,075
11,276,000	Fountain Square Commercial Funding	5.270	11/21/2006	11,242,986
	Corporation
15,000,000	Fountain Square Commercial Funding	5.270	11/29/2006	14,938,517
	Corporation
8,957,000	Fountain Square Commercial Funding	5.280	12/18/2006	8,895,256
	Corporation
35,000,000	Galaxy Funding, Inc.	5.320	11/1/2006	35,000,000
25,000,000	Grampian Funding, LLC	5.260	11/17/2006	24,941,556
25,000,000	Grampian Funding, LLC	5.235	3/1/2007	24,563,750
25,000,000	Greyhawk Funding, LLC	5.265	11/14/2006	24,952,469
25,000,000	Greyhawk Funding, LLC	5.265	11/16/2006	24,945,156
21,659,000	Jupiter Securitization Company, LLC	5.270	11/20/2006	21,598,758
30,000,000	Kitty Hawk Funding Corporation	5.270	11/16/2006	29,934,125
30,000,000	Kitty Hawk Funding Corporation	5.260	11/20/2006	29,916,717
27,734,000	Kitty Hawk Funding Corporation	5.260	11/29/2006	27,620,537
10,000,000	Liberty Harbour CDO, Inc.	5.280	11/10/2006	9,986,800
30,000,000	Liberty Harbour CDO, Inc.	5.290	11/13/2006	29,947,100
10,000,000	Liberty Harbour CDO, Inc.	5.280	11/15/2006	9,979,467
15,123,000	Nieuw Amsterdam Receivables Corporation	5.270	11/6/2006	15,111,931
19,900,000	Nieuw Amsterdam Receivables Corporation	5.270	11/10/2006	19,873,782
12,600,000	Nieuw Amsterdam Receivables Corporation	5.270	11/15/2006	12,574,177
48,000,000	Nieuw Amsterdam Receivables Corporation	5.270	11/29/2006	47,803,366
21,109,000	Nieuw Amsterdam Receivables Corporation	5.260	11/30/2006	21,019,556

4,125,000	Nieuw Amsterdam Receivables Corporation	5.260	1/22/2007	4,075,578
30,000,000	North Sea Funding, LLC	5.270	11/17/2006	29,929,733
30,000,000	North Sea Funding, LLC	5.270	11/20/2006	29,916,558
10,138,000	North Sea Funding, LLC	5.260	1/25/2007	10,012,092
4,132,000	North Sea Funding, LLC	5.260	1/29/2007	4,078,268
30,000,000	Old Line Funding, LLC	5.280	11/9/2006	29,964,800
30,000,000	Old Line Funding, LLC	5.260	11/15/2006	29,938,633
22,000,000	Old Line Funding, LLC	5.260	11/21/2006	21,935,711
25,000,000	Old Line Funding, LLC	5.260	11/28/2006	24,901,375
25,000,000	Old Line Funding, LLC	5.260	12/14/2006	24,842,931
15,400,000	Paradigm Funding, LLC	5.260	11/30/2006	15,334,747
22,000,000	Park Avenue Receivables Corporation	5.260	11/6/2006	21,983,928
30,000,000	Park Avenue Receivables Corporation	5.270	11/13/2006	29,947,300
25,000,000	Park Avenue Receivables Corporation	5.260	11/21/2006	24,926,944
25,000,000	Park Avenue Receivables Corporation	5.260	11/27/2006	24,905,028

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

Principal		Interest	Maturity
Amount	Commercial Paper (66.4%)	Rate(+)	Date	Value

$30,000,000	Park Avenue Receivables Corporation	5.270%	11/29/2006	$29,877,033
22,303,000	Ranger Funding Company, LLC	5.260	11/28/2006	22,215,015
30,000,000	Ranger Funding Company, LLC	5.270	12/4/2006	29,855,075
25,349,000	Ranger Funding Company, LLC	5.250	12/13/2006	25,193,737
28,000,000	Sheffield Receivables Corporation	5.320	11/1/2006	28,000,000
30,000,000	Sheffield Receivables Corporation	5.260	11/3/2006	29,991,233
30,000,000	Sheffield Receivables Corporation	5.270	11/9/2006	29,964,867
20,221,000	Sheffield Receivables Corporation	5.300	11/10/2006	20,194,207
30,000,000	Sheffield Receivables Corporation	5.260	12/7/2006	29,842,200
30,000,000	Solitaire Funding, LLC	5.270	11/17/2006	29,929,733
28,271,000	Thames Asset Global Securitization, Inc.	5.260	11/16/2006	28,209,039
29,024,000	Thames Asset Global Securitization, Inc.	5.270	11/21/2006	28,939,024
13,000,000	Thames Asset Global Securitization, Inc.	5.270	12/5/2006	12,935,296
18,884,000	Thames Asset Global Securitization, Inc.	5.260	12/14/2006	18,765,356
24,188,000	Three Pillars, Inc.	5.270	11/15/2006	24,138,428
15,000,000	Thunder Bay Funding, Inc.	5.270	11/9/2006	14,982,433
23,144,000	Thunder Bay Funding, Inc.	5.270	11/16/2006	23,093,276
20,041,000	Thunder Bay Funding, Inc.	5.260	11/27/2006	19,964,866

7

28,319,000	Thunder Bay Funding, Inc.	5.270	11/28/2006	28,207,069
23,500,000	Tulip Funding Corporation	5.270	11/3/2006	23,493,120
30,000,000	Tulip Funding Corporation	5.270	11/30/2006	29,872,642
18,000,000	Windmill Funding Corporation	5.270	11/9/2006	17,978,920
24,147,000	Windmill Funding Corporation	5.260	11/16/2006	24,094,078
27,000,000	Yorktown Capital, LLC	5.260	11/8/2006	26,972,385
28,000,000	Yorktown Capital, LLC	5.265	11/20/2006	27,922,195
25,000,000	Yorktown Capital, LLC	5.260	11/30/2006	24,894,069
25,000,000	Yorktown Capital, LLC	5.260	12/6/2006	24,872,153
25,000,000	Yorktown Capital, LLC	5.260	12/8/2006	24,864,847
8,000,000	Yorktown Capital, LLC	5.260	12/14/2006	7,949,738

	Total Finance			2,110,615,605

Insurance (1.2%)
10,000,000	Curzon Funding, LLC	5.380	11/3/2006	9,997,078
18,000,000	Curzon Funding, LLC	5.270	11/15/2006	17,963,110
23,465,000	Swiss Re Financial Products	5.270	11/13/2006	23,423,780

	Total Insurance			51,383,968

	Total Commercial Paper			$2,736,665,472

SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2006

Shares or
Principal		Interest	Maturity
Amount	Other (6.1%)	Rate(+)	Date	Value

Euro Time Deposits (6.1%)
$66,825,000	BNP Paribas Paris Euro Time Deposit	5.310%	11/1/2006	$66,825,000
85,000,000	Rabobank Nederland	5.313	11/1/2006	85,000,000
100,000,000	Societe Generale	5.313	11/1/2006	100,000,000

	Total Euro Time Deposits			251,825,000

Mutual Funds (<0.1%)
555,000	Barclays Prime Money Market Fund	3.900	N/A	555,000
65,000	Morgan Stanley Institutional Liquidity Fund	5.260	N/A	65,000
48,663	Primary Fund Institutional Class	3.860	N/A	48,663

	Total Mutual Funds			668,663

	Total Other			$252,493,663

Principal			Interest	Maturity
Amount	Public Corporate (1.0%)		Rate(+)	Date	Value

Banking-Domestic (0.8%)
$27,000,000	HSBC BANK USA, Inc.		5.410%	12/14/2006	$27,002,648
3,735,000	MBNA Corporation		6.250	1/17/2007	3,746,275

		Total Banking-Domestic			30,748,923

Brokerage (<0.1%)
1,675,000	Goldman Sachs Group, Inc.		7.200	11/1/2006	1,675,000

		Total Brokerage			1,675,000

Finance (0.2%)
7,090,000	General Electric Capital Corporation		5.390	12/8/2006	7,090,422

		Total Finance			7,090,422

		Total Public Corporate			$39,514,345

Principal			Interest	Maturity
Amount	U.S. Government (0.1%)		Rate(+)	Date	Value

$2,370,000	Federal Home Loan Mortgage Corporation		4.875%	2/26/2007	$2,370,000

		Total U.S. Government			$2,370,000

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

Principal		Interest	Maturity
Amount	U.S. Municipals (1.1%)	Rate(+)	Date	Value

$20,205,000	Los Angeles County Metropolitan	5.260%	11/14/2006	$20,166,622
	Transportation Authority Revenue Bonds
	(Series A)
25,000,000	Los Angeles County Metropolitan	5.260	11/16/2006	24,945,208
	Transportation Authority Revenue Bonds
	(Series A)

	Total U.S. Municipals			$45,111,830

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.1%)∞	Rate(+)	Date	Value

Banking-Domestic (9.4%)

$25,000,000	Bank of America Corporation	5.315%	11/15/2006	$25,000,000
30,000,000	Bank of America Corporation	5.310	1/23/2007	30,000,000
25,000,000	Bank of New York Company, Inc.	5.310	11/10/2006	24,999,968
30,000,000	Banque Nationale de Paris NY	5.262	11/3/2006	29,993,100
35,000,000	Cooperatieve Centrale Raiffeisen	5.365	11/15/2006	35,000,000
	Boerenleen Bank
10,000,000	Dexia Credit Local NY	5.261	11/6/2006	9,999,961
50,000,000	Fifth Third Bancorp	5.300	11/24/2006	50,000,000
37,920,000	HSBC USA, Inc.	5.300	11/15/2006	37,920,000
34,000,000	Royal Bank of Canada NY	5.293	11/1/2006	34,000,000
31,135,000	Royal Bank of Scotland plc NY	5.265	11/27/2006	31,134,220
25,000,000	Societe Generale NY	5.320	11/27/2006	25,000,000
35,000,000	Svenska Handelsbanken AB Ω	5.290	11/21/2006	35,000,000
20,070,000	Wachovia Corporation	5.410	11/22/2006	20,089,011

	Total Banking-Domestic			388,136,260

Banking-Foreign (2.8%)
21,960,000	Bank of Ireland	5.290	11/20/2006	21,960,000
25,000,000	BNP Paribas SA	5.310	11/27/2006	25,000,000
25,000,000	DNB NOR ASA	5.310	11/27/2006	25,000,000
20,000,000	Royal Bank of Scotland plc	5.310	11/21/2006	20,000,000
25,000,000	Societe Generale	5.293	11/2/2006	25,000,000

	Total Banking-Foreign			116,960,000

Brokerage (4.1%)
7,225,000	Lehman Brothers Holdings, Inc.	5.370	11/30/2006	7,228,343
15,000,000	Merrill Lynch & Company, Inc.	5.363	11/1/2006	15,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.443	11/1/2006	25,011,499
20,000,000	Merrill Lynch & Company, Inc.	5.570	11/13/2006	20,012,246

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.1%)∞	Rate(+)	Date	Value

$25,000,000	Merrill Lynch & Company, Inc.	5.360%	11/15/2006	$25,010,510
25,000,000	Merrill Lynch & Company, Inc.	5.300	11/24/2006	25,000,000
25,000,000	Morgan Stanley	5.330	11/1/2006	25,000,000
25,000,000	Morgan Stanley	5.340	11/1/2006	25,000,000

	Total Brokerage			167,262,598

Consumer Cyclical (2.5%)
10,000,000	American Honda Finance Corporation	5.529	11/8/2006	10,005,159
25,000,000	American Honda Finance Corporation	5.350	12/12/2006	25,000,000
25,000,000	American Honda Finance Corporation	5.473	1/16/2007	25,018,792
25,000,000	Toyota Motor Credit Corporation	5.270	11 /21/2006	25,000,952

18,800,000	Wal-Mart Stores, Inc.	5.261	12/28/2006	18,797,732

	Total Consumer Cyclical			103,822,635

Finance (2.4%)
4,000,000	General Electric Capital Corporation	5.413	11/1/2006	4,000,165
40,000,000	General Electric Capital Corporation	5.445	11/9/2006	40,017,836
25,000,000	General Electric Capital Corporation	5.280	11/24/2006	25,000,000
10,000,000	HSBC Finance Corporation	5.486	11/10/2006	10,004,937
20,000,000	Union Hamilton Special Funding, LLC	5.390	12/21/2006	20,000,000

	Total Finance			99,022,938

Insurance (1.2%)
25,000,000	MBIA Global Funding, LLC	5.280	11/21/2006	24,997,500
25,000,000	MBIA Global Funding, LLC	5.275	11/27/2006	24,999,339

	Total Insurance			49,996,839

U.S. Municipal (3.7%)
11,175,000	BRCH Corporation	5.320	11/8/2006	11,175,000
39,000,000	Connecticut State Health and Educational	3.520	11/1/2006	38,997,270
	Facilities Authority Revenue Bonds
20,730,000	Massachusetts Development Finance Agency	3.580	11/1/2006	20,728,549
	Revenue Bonds
15,000,000	Michigan State Housing Development	5.360	11/2/2006	15,000,000
	Authority Revenue Bonds (Series D)

SCHEDULE OF INVESTMENTS

AS OF OCTOBER 31, 2006

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.1%)∞	Rate(+)	Date	Value

$19,200,000	Texas State Adjustable Taxable Veterans	5.330%	11/1/2006	$19,200,000
	Housing Series PG Class B Revenue Bonds
45,000,000	Texas State Public Finance Authority Bonds	5.350	11/2/2006	45,000,000

	Total U.S. Municipal			150,100,819

	Total Variable Rate Notes			$1,075,302,089

Total Investments
(at amortized cost) 101.9%	$4,197,881,141

Other Assets and Liabilities, Net (1.9%)	(76,902,341)

Total Net Assets 100.0%	$4,120,978,800

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

Cost for federal income tax purposes is $4,197,881,141.

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2006

Thrivent Financial Securities Lending Trust

Assets

Investments at cost	$4,197,881,141

Investments at value	4,197,881,141

Cash	2,425

Dividend and interest receivable	6,567,103

Prepaid expenses	28,346

Total Assets	4,204,479,015

Liabilities

Distributions payable	18,336,902

Accrued expenses	28,694

Payable for investments purchased	64,993,100

Payable to affiliate	141,519

Total Liabilities	83,500,215

Net Assets

Trust Capital (beneficial interest)	4,120,979,058

Accumulated undistributed net investment loss	(2)

Accumulated undistributed net realized loss on

Investments	(256)

Total Net Assets	$4,120,978,800

Net Assets	$4,120,978,800

Shares of beneficial interest outstanding	4,120,979,058

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2006

Thrivent Financial Securities Lending Trust

Investment Income

Dividends	$2,312,865

Taxable interest	195,829,241

Total Investment Income	198,142,106

Expenses

Adviser fee	1,827,756

Accounting and pricing fees	53,370

Audit and legal fees	22,479

Custody fees	124,957

Insurance expense	70,855

Printing and postage fees	2,301

Transfer agent fees	54,737

Trustee fees	3,136

Other expenses	22,132

Total Expenses Before Reimbursement	2,181,723

Less:

Reimbursement from adviser	(147,241)

Custody earnings credit	(3,641)

Total Net Expenses	2,030,841

Net Investment Income	196,111,265

Realized and Unrealized Loss on Investments

Net realized loss on investments	(256)

Net Realized and Unrealized Loss on Investments	(256)

Net Increase in Net Assets Resulting From

Operations	$196,111,009

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

For the Years Ended	10/31/2006	10/31/2005

Operations
Net investment income	$196,111,265	$116,407,705
Net realized gain/(loss) on investments	(256)	77

Net Increase in Net Assets Resulting
From Operations	196,111,009	116,407,782

Distributions to Shareholders
From net investment income	(196,111,265)	(116,407,707)
From net realized gains	-	(5,639)

Total Distributions to Shareholders	(196,111,265)	(116,413,346)

Capital Stock Transactions	256,371,796	(77,734,437)

Net Increase in Net Assets	256,371,540	(77,740,001)

Net Assets Beginning of Period	3,864,607,260	3,942,347,261

Net Assets End of Period	$4,120,978,800	$3,864,607,260

The accompanying Notes to Financial Statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2006

Thrivent Financial Securities Lending Trust

A. Organization

Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 4, 2004, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are from affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the net asset value at the close of each business day.

Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Recent Accounting Pronouncements – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), that requires additional tax disclosures and the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions in any open years that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund’s financial statements.

Additionally, in September 2006, the FASB issued FASB Interpretation No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Fund is currently evaluating the impact that FAS 157 will have on the Fund’s financial statements.

Fees Paid Indirectly – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at October 31, 2006.

C. Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.045% of the average daily net assets of the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Thrivent Mutual Funds based on their choice.

Trustees not participating in the above plan received $1,466 in fees from the Trust for the year ended October 31, 2006. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

D. Federal Income Tax Information

During the year ended October 31, 2006, and the year ended October 31, 2005, the Trust distributed $196,111,265 and $116,413,346 from ordinary income, respectively. At October 31, 2006, undistributed ordinary income for tax purposes was $3,736. At October 31, 2006, the Trust had accumulated a $256 net realized capital loss carryover expiring on October 31, 2014.

E. Trust Transactions

Transactions in trust shares were as follows:

	Shares	Amount

For the Year Ended October 31, 2006

Sold	19,229,220,950	$19,229,220,950
Redeemed	(18,972,849,154)	(18,972,849,154)

Net Change	256,371,796	$256,371,796

For the Year Ended October 31,2005
Sold	21,908,591,039	$21,908,591,039
Redeemed	(21,986,325,476)	(21,986,325,476)

Net Change	(77,734,437)	$(77,734,437)

FINANCIAL HIGHLIGHTS

PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

	Year Ended	Year Ended	Period Ended
	10/31/2006	10/31/2005	10/31/2004(e)

Net asset value: Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.05	0.03	0.00
Net realized and unrealized gains on
investments (b)	--	--	--

Total from Investment Operations	0.05	0.03	0.00

Distributions from:
Net investment income	(0.05)	(0.03)	0.00

Total Distributions	(0.05)	(0.03)	0.00

Net asset value: End of Period	$1.00	$1.00	$1.00

Total return (c)	4.93%	2.91%	0.22%
Net assets: end of period (in millions)	$4,121.0	$3,864.6	$3,942.3
Ratio of expenses to average net assets (d)	0.05%	0.05%	0.05%
Ratio of net investment income to average
net assets (d)	4.82%	2.89%	1.80%
Portfolio turnover rate	N/A	N/A	N/A

If the Fund had paid all its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.05%	0.05%	0.05%
Ratio of net investment income to average
net assets (d)	4.82%	2.89%	1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

(e) Since Fund inception, September 16, 2004.

The accompanying notes to the financial statements are an integral part of this schedule.

ADDITIONAL INFORMATION

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-202-551-8090.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. In addition to serving as a Trustee of the Trust, each Trustee also serves as:

• Director of Thrivent Series Fund, Inc., a registered investment company consisting of 31 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC") and investment options in the retirement plan offered by Thrivent Financial.

• Trustee of Thrivent Mutual Funds, a registered investment company consisting of 29 Series.

The 29 series of Thrivent mutual funds, 31 Portfolios of Thrivent Series Fund, Inc., and Thrivent Financial Securities Lending Trust are referred to herein as the "Fund Complex." The Statement of Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

INTERESTED TRUSTEE(1)

	Position	Number of
	with Trust	Portfolios in	Principal Occupation	Other Directorships Held by
Name, Address	and Length	Fund Complex	During the Past 5	Trustee
and Age	of Service(2)	Overseen by	Years
Trustee

Pamela J.	President	61	Executive Vice	Director, Minnesota Public
Moret	since 2002		President, Marketing and	Radio; Director, Banta
625 Fourth	and Trustee		Products, Thrivent	Corporation
Avenue South	since 2004		Financial since 2002;
Minneapolis,			Senior Vice President,
MN			Products, American
Age 50			Express Financial
Advisors from 2000 to
2001

INDEPENDENT TRUSTEES(3)

	Position	Number of
Name, Address	with Trust	Portfolios in	Principal Occupation	Other Directorships Held by
and Age	and Length	Fund Complex	During the Past 5	Trustee
	of Service(2)	Overseen by	Years
		Trustee

F. Gregory	Trustee since	61	President, Carthage	Director, National
Campbell	2004		College	Association of Independent
625 Fourth				Colleges and Universities;
Avenue South				Director, Johnson Family
Minneapolis,				Funds, Inc., an investment
MN				company consisting of four
Age 67				portfolios; Director,
				Kenosha Hospital and Medical
				Center Board; Prairie School
				Board; United Health Systems
				Board

Herbert F.	Lead Trustee	61	Management consultant	None
Eggerding,	since 2004		to several privately
Jr.			owned companies
625 Fourth
Avenue South
Minneapolis,
MN
Age 69

Noel K.	Trustee since	61	Retired; previously	None
Estenson	2004		President and Chief
625 Fourth			Executive Officer,
Avenue South			Cenex Harvest State
Minneapolis,			(farm supply and
MN			marketing and food
Age 68			business)

Richard L.	Trustee since	61	Retired; previously	Director, International
Gady	2004		Vice President, Public	Agricultural Marketing
625 Fourth			Affairs and Chief	Association
Avenue South			Economist, ConAgra,
Minneapolis,			Inc. (agribusiness)
MN
Age 63

Richard A.	Trustee since	61	President, National	Director, The Washington
Hauser	2004		Legal Center for the	Hospital Center
625 Fourth			Public Interest, since
Avenue South			2004; General Counsel,
Minneapolis,			U.S. Department of
MN			Housing and Urban
Age 63			Development, 2001 to
			2004;Partner, Baker &
			Hosteller, 1986 to
			2001

Connie M.	Trustee since	61	Retired	None
Levi	2004
625 Fourth
Avenue South
Minneapolis,
MN
Age 67

Douglas D.	Trustee since	61	Retired, previously	Director, Keystone
Sims	2006		Chief Executive	Neighborhood Company;

625	Fourth	Officer of CoBank from	Director for Corporate
Avenue South		1994 to June 30, 2006	Excellence
Minneapolis,
MN
Age	60

INDEPENDENT TRUSTEES(3)

	Position	Number of
Name, Address	with Trust	Portfolios in	Principal Occupation		Other Directorships Held by
and Age	and Length	Fund Complex	During the Past 5		Trustee
	of Service(2)	Overseen by	Years
Trustee

Edward W.	Chairman and	61	Retired		Chairman of Carthage College
Smeds	Trustee since				Board
625 Fourth	2004
Avenue South
Minneapolis,
MN
Age 70

EXECUTIVE OFFICERS

Name, Address and Age	Position with Trust and			Principal Occupation During the Past 5
	Length of Service(2)			Years

Pamela J. Moret	President since 2004 and Trustee			Executive Vice President, Marketing and
625 Fourth Avenue South	since 2004			Products, Thrivent Financial since 2002;
Minneapolis, MN				Senior Vice President, Products, American
Age 50				Express Financial Advisors from 2000 to
2001

David S. Royal	Secretary and Chief Legal			Vice President – Asset Management, Thrivent
625 Fourth Avenue South	Officer since 2006			Financial since 2006; Partner, Kirkland &
Minneapolis, MN				Ellis LLP from April 2004 to June 2006;
Age 35				Associate, Skadden, Arps, Slate, Meagher &
Flom LLP from 1997 to 2004

Katie S. Kloster	Vice President, Investment			Vice President and IC and IA Chief
625 Fourth Avenue South	Company and Investment Adviser			Compliance Officer since 2004; previously
Minneapolis, MN	Chief Compliance Officer since			Vice President and Comptroller of Thrivent
Age 41	2004			Financial

Gerard V. Vaillancourt	Treasurer and Principal			Vice President, Mutual Fund Accounting
625 Fourth Avenue South	Financial Officer since 2005			since 2006; Head of Mutual Fund Accounting,
Minneapolis, MN				Thrivent Financial from 2005 to 2006;
Age 39				Director, Fund Accounting Administration,
Thrivent Financial from 2002 to 2005;
Manager, Portfolio Compliance, Lutheran
Brotherhood from 2001 to 2002; Manager,
Fund Accounting, Minnesota Life from 2000
to 2001

Russell W. Swansen	Vice President since 2004			Senior Vice President and Chief Investment
625 Fourth Avenue South				Officer,	Thrivent Financial since 2004;
Minneapolis, MN				Managing Director, Colonade Advisors, LLC,
Age 49				from 2001 to 2003; President and Chief
Investment Officer of PPM America from 1999
to 2000

Janice M. Guimond	Vice President since 2005			Vice President, Investment Operations,
625 Fourth Avenue South				Thrivent Financial since 2003; Manager of
Minneapolis, MN				Portfolio Reporting, Thrivent Financial
Age 42				2003 to 2004; Independent Consultant 2001
to 2003; Vice President, Director of
Technology, Investment Advisers, Inc. 1999
to 2000; Vice President, Investment Systems
& Services, Investment Advisers, Inc. from

1997 to 1999

Marnie L. Loomans-Thuecks	Vice President since 2005	Vice President, Annuity and Settlement
4321 North Ballard Road		Option Product Services Operations,
Appleton, WI		Thrivent Financial
Age 43

Brian W. Picard	Anti-Money Laundering Officer	Director of FSO Compliance and Corp. BCM,
4321 North Ballard Road	since 2006	since 2006; Manager of Field and Securities
Appleton, WI		Compliance from 2002 to 2006, Thrivent
Age 36		Financial

Kenneth L. Kirchner	Assistant Vice President since	Director, Interaction Center, Thrivent
4321 North Ballard Road	2005	Financial
Appleton, WI
Age 40

James M. Odland	Assistant Secretary since 2006	Vice President, Office of the General
625 Fourth Avenue South		Counsel, Thrivent Financial for Lutherans
Minneapolis, MN		since 2005; Senior Securities Counsel,
Age 50		Allianz Life Insurance Company from January
2005 to August 2005; Vice President and
Chief Legal Officer, Woodbury Financial
Services, Inc., from September 2003 to
January 2005; Vice President and Group
Counsel, Corporate Practice Group, American
Express Financial Advisors, Inc., from 2001
to 2003

Marlene J. Nogle	Assistant Secretary since 2004	Senior Counsel, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 59

Todd J. Kelly	Assistant Treasurer since 2004	Director, Fund Accounting Operations,
4321 North Ballard Road		Thrivent Financial
Appleton, WI
Age 37

(1)"Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.

(2)Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.

(3)The Trustees other than Ms. Moret are not "interested persons" of the Trust and are referred to as "Independent Trustees."

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant's Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant's Board of Trustees has determined that Herbert F. Eggerding, Jr., an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed by registrant's independent public accountants, PricewaterhouseCoopers LLP ("PwC"), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 for the year ended October 31, 2005, and $24,840 for the year ended October 31, 2006.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant's audit and are not reported under Item 4(a) were $0 for the fiscal year ended October 31, 2005, and $0 for the fiscal year ended October 31, 2006. The aggregate fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2005, and $0 for the year ended October 31, 2006.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $4,200 for the year ended October 31, 2005, and $4,200 for the year ended October 31, 2006. The aggregate tax fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2005, and $0 for the year ended October 31, 2006.

(d) All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended October 31, 2005, and $0 for the year ended October 31, 2006. The aggregate fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $44,431 for the year ended October 31, 2005, and $14,145 for the year ended October 31, 2006.

(e) Registrant's audit committee charter, adopted in August 2004, provides that the audit committee (comprised of the independent trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee reports to the Board of Trustees ("Board") regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and a majority of the Board is required for the approval. The audit committee also is responsible for pre-approval (subject to the de minimus exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934, as amended) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant's audit committee charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the audit committee at the next meeting of the audit and compliance committee. Registrant's audit committee pre-approved all fees described above which PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2006, were for work performed by persons other than full-time, permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for the fiscal years ending October 31, 2005, and October 31, 2006, were $0 and $0, respectively.

(h) Registrant's audit and compliance committee has considered the non-audit services provided to the registrant and registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser as described above and determined that these services do not compromise PwC's independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The code of ethics pursuant to Item 2 is attached hereto.

(b) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2006	THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2006	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Date: December 29, 2006	By:	/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer